Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings.
Summary of principal balances of outstanding borrowings under lines of credit with banks and financial institutions

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows (in thousands):

	As of December 31,
	2017	2018
BPI France	$1,056	$976
Other	139	7
Total	$1,195	$983

Current borrowings	$1,188	$177
Non-current borrowings	$7	$806